13F-HR
 		 Form 13F Holdings Report Initial Filing

	                           UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon  Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     861212


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Jan 30 Call       OPTION              079860102    23125    17996     X    SOLE                    17996
Freescale Jan 35 Call       OPTION              35687M107      575     1437     X    SOLE                     1437
HCA Inc Nov 47.5 Call       OPTION              404119109       24       80     X    SOLE                       80
Advo Inc                    COMMON              007585102    19283   689180     X    SOLE                   689180
Allied Defense Group        COMMON              019118108     3085   187666     X    SOLE                   187666
Andrx Corp                  COMMON              034553107     9052   370521     X    SOLE                   370521
Aventine Renewable Energy   COMMON              05356X205     6279   293563     X    SOLE                   293563
Aventine Renewable Energy   COMMON              05356X304      201     9410     X    SOLE                     9410
Aventine Renewable Energy   COMMON              U05355109     6487   303278     X    SOLE                   303278
Amerus Group                COMMON              03072M108    20459   300820     X    SOLE                   300820
Anormed Inc                 COMMON              035910108     4661   368428     X    SOLE                   368428
ATI Technologies Inc        COMMON              001941103    62329  2904418     X    SOLE                  2904418
Comcast A                   COMMON              20030N101    31472   852900     X    SOLE                   852900
Crystal River Cap Inc       COMMON              229393301     4896   217709     X    SOLE                   217709
Crystal River Cap Inc       COMMON              229393301      176     7826     X    SOLE                     7826
Trump Entertainment Resorts COMMON              89816T103     3893   229518     X    SOLE                   229518
Eurozinc Mining Corp.       COMMON              298804105     4625  1944256     X    SOLE                  1944256
Winthrop Realty Trust       COMMON              976391102      645    99929     X    SOLE                    99929
Grubb & Ellis Realty Comm   COMMON              400096103      757   135342     X    SOLE                   135342
Gold Kist Inc               COMMON              380614107    31827  1527189     X    SOLE                  1527189
Glamis Gold                 COMMON              376775102    29142   741420     X    SOLE                   741420
WR Grace & Co.              COMMON              38388F108     9303   701601     X    SOLE                   701601
HCA Inc                     COMMON              404119109    75955  1522454     X    SOLE                  1522454
Heritage Property InvestmentCOMMON              42725M107     8657   237452     X    SOLE                   237452
Intrawest Corp              COMMON              460915200    26409   764583     X    SOLE                   764583
Internet Security Systems   COMMON              46060X107    14876   535866     X    SOLE                   535866
Leap Wireless Intl          COMMON              521863308    13323   274755     X    SOLE                   274755
Cheniere Energy Inc         COMMON              16411R208     3136   105541     X    SOLE                   105541
McData Corp. Class B Shares COMMON              580031102     1667   338199     X    SOLE                   338199
McData Corp Class A Shares  COMMON              580031201    21201  4214850     X    SOLE                  4214850
Macdermid Inc               COMMON              554273102     6046   185347     X    SOLE                   185347
Maverick Tube corp          COMMON              577914104    80022  1234337     X    SOLE                  1234337
Inco Limited                COMMON              453258402   210052  2754053     X    SOLE                  2754053
NS Group                    COMMON              628916108    48358   749159     X    SOLE                   749159
Petco Animal Supplies       COMMON              716016209    11662   407336     X    SOLE                   407336
Ram Energy Resources        COMMON              75130P109      731   152238     X    SOLE                   152238
Resource America Inc        COMMON              761195205     4561   219298     X    SOLE                   219298
Riviera Holdings            COMMON              769627100     1580    77315     X    SOLE                    77315
Aramark Corp                COMMON              038521100    23583   717687     X    SOLE                   717687
Resource Capital Corp       COMMON              76120W302     5578   361065     X    SOLE                   361065
Resource Capital Corp       COMMON              76120W302      224    14492     X    SOLE                    14492
Resource Capital Corp       COMMON              76120W302     3647   236031     X    SOLE                   236031
Tripath Imaging Inc         COMMON              896942109     9961  1103124     X    SOLE                  1103124
Veritas DGC Inc             COMMON              92343P107    12099   183821     X    SOLE                   183821
General Finance Corp-Unit   COMMON              369822200     1576   197054     X    SOLE                   197054
HD Partners Acq. - Units    COMMON              40415K209     1081   141276     X    SOLE                   141276
Marathon Acq. Corp          COMMON              565756202     2200   275023     X    SOLE                   275023
General Mtr PFD 4.5% 3/6/32 PREFERRED           370442741       12      504     X    SOLE                      504
Apria Hlthcare Grp Dec 20   OPTION              037933108       95      761     X    SOLE                      761
Apria Hlthcare Grp Dec 22.  OPTION              037933108      104      348     X    SOLE                      348
Starwood Htls & Rsrt Nov 5  OPTION              85590A401       17      487     X    SOLE                      487
Oil Service Tst Nov 115 Put OPTION              678002106       81      461     X    SOLE                      461
WCI Comm Oct 15 Put         OPTION              92923C104       44     1753     X    SOLE                     1753
WCI Comm Oct 17.5 Put       OPTION              92923C104      242     2302     X    SOLE                     2302
Grubb & Ellis Realty Wnt    WARRANT             400096111      136   358020     X    SOLE                   358020